UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                |X| is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave, 10th Floor
	  New York, NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature,                               Place,             and Date of Signing:


Robert Penberth				 New York, NY	    August 15, 2011
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  77

Form 13F Information Table Value Total:  329,942 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ACCURIDE CORP CMN	       COM	   00439T206 2394      189630 	SH	 SOLE	              189630
AFFORD RESID COM 7.5%          CNV	   00828UAB9 3356      3200000 	PRN	 SOLE		      3200000
AGCO CORPORATION 1.25% 	       CNV	   001084AM4 670       500000 	PRN	 SOLE		      500000
AMAZON.COM INC CMN	       PUT	   023135106 5521      27000 	SH  PUT	 SOLE		      27000
ARCHER-DANIELS-MIDLAND 0.875%  CNV	   039483AW2 528       500000 	PRN	 SOLE		      500000
AUTONATION, INC. CMN	       PUT	   05329W102 3086      84300 	SH  PUT	 SOLE		      84300
AUTOZONE, INC. CMN	       PUT	   053332102 4069      13800 	SH  PUT	 SOLE		      13800
BARRICK GOLD CORPORATION       CALL	   067901108 3850      85000 	SH  CALL SOLE		      85000
BJS RESTAURANTS INC CMN	       PUT	   09180C106 3047      58200 	SH  PUT	 SOLE		      58200
BOISE INC. CMN	               COM	   09746Y105 2371      304400 	SH       SOLE		      304400
BORGWARNER INC. CMN	       PUT	   099724106 7934      98200 	SH  PUT	 SOLE		      98200
BUFFALO WILD WINGS, INC.       PUT	   119848109 3064      46200 	SH  PUT	 SOLE		      46200
CAMECO CORPORATION CMN	       COM	   13321L108 4113      156100 	SH	 SOLE		      156100
CENTRAL FD CDA LTD CLASS A     COM	   153501101 3066      150501 	SH	 SOLE		      150501
CHIPOTLE MEXICAN GRILL, INC.   PUT	   169656105 6595      21400 	SH  PUT	 SOLE		      21400
COMPANHIA VALE DO RIO DOCE     PUT	   91912E105 8179      256000 	SH  PUT	 SOLE		      256000
DENISON MINES CORP. CMN	       COM	   248356107 1615      841240 	SH       SOLE		      841240
DOMTAR CORPORATION CMN CLASS   COM	   257559203 5719      60384 	SH       SOLE		      60384
DOW CHEMICAL CO CMN	       PUT	   260543103 4154      115400 	SH  PUT	 SOLE		      115400
EXTERRAN HOLDINGS, INC. 4.25%  CNV	   30225XAA1 1108      1000000 	PRN	 SOLE		      1000000
EXTERRAN HOLDINGS, INC.        COM	   30225X103 7353      370805 	SH	 SOLE		      370805
FIRST SOLAR, INC. CMN	       PUT	   336433107 5264      39800 	SH  PUT	 SOLE		      39800
FREEPORT-MCMORAN COPPER & GOLD PUT	   35671D857 5851      110600 	SH  PUT	 SOLE		      110600
GENERAL CABLE CORP 0.875       CNV	   369300AD0 540       500000 	PRN	 SOLE		      500000
GOLDCORP INC 2% 08/01/2014     CNV	   380956AB8 4697      3750000 	PRN	 SOLE		      3750000
GOLDCORP INC CMN	       CALL	   380956409 3355      69500 	SH  CALL SOLE		      69500
GOLDCORP INC CMN	       COM	   380956409 4705      97464 	SH	 SOLE		      97464
GRAHAM PACKAGING COMPANY INC   COM	   384701108 404       15993 	SH	 SOLE		      15993
GREAT LAKES DREDGE & DOCK CORP COM	   390607109 2267      406210 	SH	 SOLE		      406210
HANESBRANDS INC. CMN	       PUT	   410345102 3349      117300 	SH  PUT	 SOLE		      117300
HELIX ENERGY SOLUTNS GROUP     COM	   42330P107 2279      137538 	SH	 SOLE		      137538
HESS CORPORATION CMN	       CALL	   42809H107 374       5000 	SH  CALL SOLE		      5000
HILLTOP HOLDINGS INC CMN       COM	   432748101 5483      620160 	SH	 SOLE		      620160
INGLES MARKETS INC CL-A CMN    COM	   457030104 3106      187677 	SH	 SOLE		      187677
ISHARES DOW JONES US REAL EST  PUT	   464287739 3377      56000 	SH  PUT	 SOLE		      56000
ISHARES MSCI EMERGING MKT IND  PUT	   464287234 4170      87600 	SH  PUT	 SOLE		      87600
ISHARES MSCI JAPAN INDEX FD    ETF	   464286848 746       71500 	SH	 SOLE		      71500
ISHARES RUSSELL 2000 INDEX FD  PUT	   464287655 1325      16000 	SH  PUT	 SOLE		      16000
JOHNSON CONTROLS INC CMN       PUT	   478366107 12915     310000 	SH  PUT	 SOLE		      310000
KINROSS GOLD CORP CMN	       CALL	   496902404 2686      170000 	SH  CALL SOLE		      170000
KINROSS GOLD CORP CMN	       COM	   496902404 5891      372861 	SH	 SOLE		      372861
LIMITED BRANDS, INC. CMN       PUT	   532716107 5045      131200 	SH  PUT	 SOLE		      131200
MACY'S INC. CMN	               PUT	   55616P104 5807      198600 	SH  PUT	 SOLE		      198600
MARKET VECTORS ETF GOLD MINERS CALL	   57060U100 13920     255000 	SH  CALL SOLE		      255000
MASTEC INC 4.00000000 06/15    CNV	   576323AL3 1854      1300000 	PRN	 SOLE		      1300000
MICROSOFT CORPORATION CMN      COM	   594918104 465       17854 	SH	 SOLE		      17854
MITCHAM INDS INC CMN	       COM	   606501104 703       40658 	SH	 SOLE		      40658
MONSANTO COMPANY CMN	       COM	   61166W101 1541      21238 	SH	 SOLE		      21238
N V R INC CMN	               COM	   62944T105 7324      10096 	SH	 SOLE		      10096
NEVADA GOLD & CASINO INC CMN   COM	   64126Q206 637       474994 	SH	 SOLE		      474994
NEW FRONTIER MEDIA INC CMN     COM	   644398109 23	       16200 	SH	 SOLE		      16200
NEWMONT MINING CORPORATION     CALL	   651639106 23801     441000 	SH  CALL SOLE		      441000
NEWMONT MINING CORPORATION     COM	   651639106 8069      149501 	SH       SOLE		      149501
NEWMONT USA LIMITED 1.625%     CNV	   651639AJ5 2690      2000000 	PRN	 SOLE		      2000000
NEWPARK RESOURCES, INC 4%      CNV	   651718AC2 1604      1375000 	PRN	 SOLE		      1375000
NORFOLK SOUTHERN CORPORATION   PUT	   655844108 3934      52500 	SH  PUT	 SOLE		      52500
NORTHGATE MINERALS CORP        COM	   666416102 1053      404952 	SH	 SOLE		      404952
NOVAGOLD RESOURCES INC.        COM	   66987E206 1065      115700 	SH	 SOLE		      115700
OIL SERVICE HOLDRS TRUST       PUT	   678002106 12966     85300 	SH  PUT	 SOLE		      85300
PAN AMERICAN SILVER CORP       COM	   697900108 3069      99362 	SH	 SOLE		      99362
PETROHAWK ENERGY CORPORATION   COM	   716495106 1504      61000 	SH	 SOLE		      61000
PETROLEO BRASILEIRO S.A. ADR   CALL	   71654V408 2878      85000 	SH  CALL SOLE		      85000
PETROLEO BRASILEIRO S.A. ADR   COM	   71654V101 2100      68458 	SH	 SOLE		      68458
RUBICON MINERALS CORP          COM	   780911103 381       108256 	SH	 SOLE		      108256
SALESFORCE.COM, INC CMN	       PUT	   79466L302 2980      20000 	SH  PUT	 SOLE		      20000
SEACOR HOLDINGS INC. CMN       COM	   811904101 11755     117594 	SH	 SOLE		      117594
SPDR GOLD TRUST ETF	       CALL	   78463V107 12308     84300 	SH  CALL SOLE		      84300
SPDR GOLD TRUST ETF	       PUT	   78463V107 3796      26000 	SH  PUT	 SOLE		      26000
SPDR S&P RETAIL ETF ETF	       PUT	   78464A714 14050     263200 	SH  PUT	 SOLE		      263200
SPROTT RESOURCE LENDING CORP   COM	   85207J100 162       94270 	SH	 SOLE		      94270
SUNOCO INC CMN	               CALL	   86764P109 2745      65800 	SH  CALL SOLE		      65800
SUNOCO INC CMN	               COM	   86764P109 12309     295109 	SH	 SOLE		      295109
SUSSER HLDGS CORP CMN	       COM	   869233106 3256      207107 	SH	 SOLE		      207107
TECK RESOURCES LIMITED CL B    PUT	   878742204 2405      47400 	SH  PUT	 SOLE		      47400
TRW AUTOMOTIVE HOLDINGS CORP   PUT	   87264S106 1694      28700 	SH  PUT	 SOLE		      28700
VERSO PAPER CORP. CMN	       COM	   92531L108 99	       36886 	SH	 SOLE		      36886
VF CORP CMN	               PUT	   918204108 5374      49500 	SH  PUT	 SOLE		      49500